Provision for de-characterization of dam structures and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2023
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

Total
Balance as of December 31, 2021	3,464
Revision to estimates and new provisions	72
Disbursements	(347)
Monetary and present value adjustments	(139)
Translation adjustment	249
Balance as of December 31, 2022	3,299
Revision to estimates and new provisions	153
Disbursements	(458)
Monetary and present value adjustments	199
Translation adjustment	258
Balance as of December 31, 2023	3,451

Schedule of changes in the provision of asset retirement obligations and environmental obligations

		Liability			Discount rate	Cash flow maturity
	Notes	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Liability by geographical area
Brazil		2,415	1,863	5.47%	6.20%	2132	2096
Canada		1,592	1,683	1.30%	1.11%	2150	2151
Oman		158	114	3.19%	3.90%	2035	2035
Indonesia	16(b)	-	73	-	4.33%	-	2061
Other regions		114	149	2.04%	1.92%	-	-
		4,279	3,882
Operating plants		3,155	2,971
Closed plants		1,124	911
		4,279	3,882

Schedule of provision changes during the year

	Asset retirement obligations	Environmental obligations	Total
Balance on December 31, 2021	4,342	297	4,639
Disbursements	(101)	(26)	(127)
Revision to estimates and new provisions (i)	(684)	46	(638)
Transfer to assets held for sale	(49)	(2)	(51)
Monetary and present value adjustments	78	7	85
Translation adjustment	(41)	15	(26)
Balance on December 31, 2022	3,545	337	3,882
Disbursements	(172)	(101)	(273)
Revision to estimates and new provisions	206	219	425
Transfer to assets held for sale	(84)	-	(84)
Monetary and present value adjustments	126	17	143
Translation adjustment	158	28	186
Balance on December 31, 2023	3,779	500	4,279

(i) Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.